Note 14 - Investment in Subsidiaries	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
14
.          Investment in subsidiaries

The principal operating undertakings in which the Group’s interest at the year-end is more than
20%
are as follows:

Subsidiary undertakings	Percentage of ordinary shares held	Registered address
VivoPower International Services Limited	100%	3rd Floor 37 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower International Holdings Limited	100%	91 Wimpole Street, London, UK, W1G 0EF
VivoPower USA, LLC	100%
VivoRex, LLC	100%
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
VivoPower Pty Limited	100%
VivoPower WA Pty Limited	100%
VVP Project 1 Pty Limited	100%
VVP Project 2 Pty Limited	100%
Amaroo Solar Tco Pty Limited	100%
Amaroo Solar Hco Pty Limited	100%
Amaroo Solar Fco Pty Limited	100%
Amaroo Solar Pty Limited	100%
SC Tco Pty Limited	100%
SC Hco Pty Limited	100%	153 Walker St, North Sydney NSW, Australia 2060
SC Fco Pty Limited	100%
SC Oco Pty Limited	100%
ACN 613885224 Pty Limited	100%
Juice Capital Fund 1 Pty Limited	100%
Aevitas O Holdings Pty Limited	100%
Aevitas Group Limited	99.9%
Aevitas Holdings Pty Limited	100%
Electrical Engineering Group Pty Limited	100%
JA Martin Electrical Limited	100%
Kenshaw Electrical Pty Limited	100%
VivoPower Singapore Pte Limited	100%	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
V.V.P. Holdings Inc.	40%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower Philippines Inc.	64%	Street, E-Square Zone, Crescent Park West,
VivoPower RE Solutions Inc.	64%	Bonifacio Global City, Taguig, Metro Manila
Innovative Solar Ventures I, LLC	50%	251 Little Falls Drive, Wilmington, DE, USA 19808

The Philippine entities above, listed as Associates, are under the control of VivoPower Singapore Pte Limited, and therefore are consolidated into the consolidated financials of VivoPower International PLC. This is in line with IFRS
10
[7]
where it satisfies all
three
criteria to determine whether control exists.